Other income/(expenses), net	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Other income/(expenses), net

Note 7	Other income/(expenses), net
The other income and expenses, net include the following:

	Six months ended June 30,
in € thousand	2026	2025
Research and development tax credit	550	2,792
Grant income	2,496	1,951
Gain/(loss) on disposal of fixed assets and intangible assets, net	(14)	(230)
Gain/(loss) from revaluation of lease agreements	(1)	—
Taxes, duties, fees, charges, other than income tax	(136)	(215)
Miscellaneous income/(expenses), net	44	258
OTHER INCOME AND EXPENSES, NET	2,939	4,555

Other operating income and expenses, net decreased by €1.6 million, or 35%, to €2.9 million for the six months ended June 30, 2026 primarily due to lower research and development tax credit income.
The research and development tax credit in Austria decreased by €1.6 million and in France by €0.6 million due to a lower eligible expense base compared to the same period of 2025.
Within the grant income, as of June 30, 2026, Valneva recognized €2.3 million (June 30, 2025: €1.8 million) as grant income related to an additional funding from CEPI (Coalition for Epidemic Preparedness Innovations)